12 Financial assets and financial liabilities (Details 2) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Disclosure of redesignated financial assets and liabilities [line items]
Loans and financing		R$ 617,485	R$ 60,357
Current		107,162	53,607
Non-current		R$ 510,323	6,750
2027 [member]
Disclosure of redesignated financial assets and liabilities [line items]
Financial institution	[1]	FINEP (d)
Interest rate	[1]	TJLP p.y.
Maturity	[1]	2027
Loans and financing	[1]	R$ 10,864	6,750
2020 [member]
Disclosure of redesignated financial assets and liabilities [line items]
Financial institution		Itaú Unibanco S.A.
Interest rate		1.22% a 1.26% p.m.
Maturity		2020
Loans and financing			648
2020 [member] | Euro
Disclosure of redesignated financial assets and liabilities [line items]
Financial institution	[2]	Itaú Unibanco S.A. (e)
Interest rate	[2]	1.01% p.y.
Maturity	[2]	2020
Loans and financing	[2]		R$ 52,959
2024 [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Financial institution	[3]	BNDES (c)
Interest rate	[3]	10.03% p.y.
Maturity	[3]	2024
Loans and financing	[3]	R$ 471
2021 [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Financial institution	[4]	Banco Votorantim (b)
Interest rate	[4]	CDI + 1.65% p.y.
Maturity	[4]	2021
Loans and financing	[4]	R$ 101,785
2023 [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Financial institution	[5]	Itaú Unibanco S.A. (a)
Interest rate	[5]	CDI + 1.62% p.y.
Maturity	[5]	2023
Loans and financing	[5]	R$ 504,365

[1]	On July 23, 2019, Medcel entered into a loan of R$ 16,153 with Financiadora de Estudos e Projetos (FINEP), a governmental agency focused on financing investments on R&D, which has an interest rate based on TJLP (Long term interest rate), 2019 and maturity in 2027. The first and second tranches of R$6,734 and R$4,130, respectively, were drawdown in October 2019 and December 2020, respectively, in order to develop the Medical web series and other digital content. There is no financial covenant related to this agreement. The loan is guaranteed by bank warranty in the amount of R$ 10,864.
[2]	On November 16, 2018, Afya Brazil entered into a euro-denominated loan agreement with Itau Unibanco S.A. in the amount of R$ 74,980 (equivalent to 17,500). The loan accrues interest at 1.01% per annum and is repayable in three equal installments on November 18, 2019, May 18, 2020 and November 12, 2020. The loan agreement contains a financial covenant requiring Afya Brazil to maintain a Net Debt to EBITDA ratio less or equal to: 2.2x at end of 2018 and 2019 and 1.8x at the end of 2020. The loan was guaranteed by financial investments, classified as restricted cash, in the amount of R$14,788 as of December 31, 2019. This loan was repaid on November 12, 2020.
[3]	On May 5, 2020, as a result of the acquisition of UniSL, the Company assumed loans agreements BNDES which has an interest rate of 10.03% per year and maturity in 2024.
[4]	On July 3, 2020, Afya Brazil entered into a loan agreement with Banco Votorantim S.A. in the amount of R$ 100,000 adjusted by the CDI rate plus an interest rate of 1.65% per year and is repayable at maturity on July 5, 2021.
[5]	On October 1, 2020, Afya Brazil entered into a loan with Banco Itau Unibanco S.A. in the amount of R$ 500,000 adjusted by the CDI rate plus an interest rate of 1.62% per year and is repayable in three installments in October 2022, April 2023 and October 2023.